Share-Based Compensation (Tables)	9 Months Ended
Jul. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options

The following table summarizes the assumptions used for estimating the fair value of options for the nine months ended July 31, 2021 and July 31, 2020.

Assumptions Used for Estimating the Fair Value of Options[1]

(in Canadian dollars, except as noted)	For the nine months ended
	July 31 2021	July 31 2020
Risk-free interest rate	0.71%	1.59%
Option contractual life	10 years	10 years
Expected volatility[2]	18.50%	12.90%
Expected dividend yield	3.61%	3.50%

Exercise price/share price	$71.88	$72.84

[1]	Prior period disclosure has been updated to align with the current period disclosure.
[2]	Expected volatility is calculated based on the average daily volatility measured over a historical period.